SCHEDULE OF FAIR VALUE OF DERIVATIVE LIABILITY USING BLACK SCHOLES VALUATION MODEL (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of Company's common stock
Fair value of financial instruments - Private Warrants
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, Expected life (in years)	0 years	0 years